FHLB Advances and Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Advances from Federal Home Loan Banks [Abstract]
Schedule of Debt [Table Text Block]

Information regarding each of these types of borrowings or other indebtedness is as follows:

	December 31,
	2012	2011
Long-term Advances from Federal Home Loan Bank collateralized by qualifying mortgages, investment securities, and mortgage-backed securities	$51,526	$51,642
Term Loans	1,500	3,000
Junior Subordinated Debentures assumed from American Community Bancorp, Inc.	4,874	4,724
Subordinated Debentures	29,250	29,250
Capital Lease Obligation	2,322	2,358
Long-term Borrowings	89,472	90,974

Overnight Variable Rate Advances from Federal Home Loan Bank collateralized by qualifying mortgages, investment securities, and mortgage-backed securities	$48,500	$3,500
Federal Funds Purchased	5,400	—
Repurchase Agreements	17,634	36,519
Short-term Borrowings	71,534	40,019

Total Borrowings	$161,006	$130,993

Schedule of Repurchase Agreements [Table Text Block]

The Company may be required to provide additional collateral based on the value of the underlying securities.

	2012	2011

Average Daily Balance During the Year	$19,813	$34,243
Average Interest Rate During the Year	0.23%	0.31%
Maximum Month-end Balance During the Year	$24,220	$43,514
Weighted Average Interest Rate at Year-end	0.20%	0.25%

Schedule of Maturities of Long-term Debt [Table Text Block]

At December 31, 2012, scheduled principal payments on long-term borrowings, excluding the capitalized lease obligation and acquired subordinated debentures (which are discussed below) are as follows:

2013	$20,043
2014	31,539
2015	42
2016	45
2017	749
Thereafter	29,858
Total	$82,276

Schedule Of Debt Issuance Terms [Table Text Block]

The following table summarizes the terms of each issuance:

			Carrying
	Date of	Issuance	Amount at		Rate as of	Rate as of	Maturity
	Issuance	Amount	December 31, 2012	Variable Rate	December 31, 2012	December 31, 2011	Date

ACB Trust I	5/6/2005	$5,155	$3,094	90 day LIBOR + 2.15%	2.46%	2.73%	May 2035
ACB Trust II	7/15/2005	3,093	1,780	90 day LIBOR + 1.85%	2.16%	2.35%	July 2035